Goldman Sachs Small_Mid Cap Equity Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Small_Mid Cap Equity Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,273
Expense Example, with Redemption, 10 Years	2,167
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	2,512
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,306
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,430
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,985
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	$ 1,295